John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

May 15, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brown Capital Management Mutual Funds (the “Trust”) (File Nos. 811-06199 and 33-37458)

Attn. Filing Desk:

Attached herewith for filing pursuant to paragraph Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 73 to the Registration Statement of the Trust (“PEA No. 73”). PEA No. 73 applies only to the Brown Capital Management International Small Company Fund (the “Fund”) series of the Trust.

PEA No. 73 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (“PEA No. 71”). PEA No. 71 was filed with the Commission on February 6, 2015 pursuant to paragraph (a) of Rule 485 under the 1933 Act and was scheduled to become effective on May 22, 2015. PEA No. 71 also applied only to the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.